Real Estate - FP Land LLC (FP Land LLC, predecessor business)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FP Land LLC, predecessor business
Real Estate	Note 4—Real Estate The Company owned 38 separate farms, as well as three grain storage facilities, as of March 31, 2014, which have been acquired since December 2000.

Note 4—Real Estate

        The Company owned 38 separate farms, as well as three grain storage facilities, as of December 31, 2013, which have been acquired since December 2000.

Cottonwood Business Combination

        Effective as of January 1, 2012, the Company acquired two farms and related indebtedness when its parent company Pittman Hough Farms merged with Cottonwood Valley Farms, LLC ("Cottonwood Farms"). Pittman Hough Farms acquired 100% of the voting interests in Cottonwood Farms in exchange for a 25% interest in Pittman Hough Farms. The following table illustrates the purchase price allocation of the assets and liabilities of Cottonwood Farms that were acquired by the Company as a result of the merger:

Farm name	Date acquired	Total acres (unaudited)	Land	Irrigation improvements	Grain facilities	Fair value of debt assumed	Property tax liability and accrued interest assumed	Value of equity interests exchanged
Matulka	1/1/12	242	$1,881,333	$54,667	$—	$(150,000)	$(13,166)	$1,772,834
Stanbra/Zeller	1/1/12	181	1,538,500	—	—	(150,000)	(9,345)	1,379,155
Grain facility	1/1/12	—	—	—	408,426	—		408,426

			$3,419,833	$54,667	$408,426	$(300,000)	$(22,511)	$3,560,415

        The Company has included the results of operations for the acquired real estate in the Combined Consolidated Statements of Operations from the date of acquisition. The real estate acquired during the year ended December 31, 2012 contributed $119,360 to total revenue and $58,654 to net income for the year ended December 31, 2012.

Other Real Estate Acquisitions

        The following table summarizes the real estate acquisitions (other than the Cottonwood Farms business combination described above) and the allocation of the cash consideration paid during the years ended December 31, 2013 and 2012:

        Year ended December 31, 2013:

Farm name	Date acquired	Total acres (unaudited)	Location	Land	Irrigation improvements	Total purchase price
Smith	6/26/2013	99.54	McDonough County, IL	$1,147,188	$—	$1,147,188

        Year ended December 31,2012:

Farm name	Date acquired	Total acres (unaudited)	Location	Land	Irrigation improvements	Total purchase price
Kelly	6/29/12	75	Butler County, NE	$742,097	$—	$742,097
Zeagers	12/26/12	120	Butler County, NE	1,109,000	40,000	1,149,000
Beckerdite	2/12/12	120	Schuyler County, IL	990,516	—	990,516
McFadden SC	10/8/12	34	Schuyler County, IL	251,748	—	251,748
McFadden MD	10/8/12	107	McDonough County, IL	609,933	—	609,933
Symond	12/21/12	200	Mason County, IL	1,700,000	—	1,700,000	(1)

				$5,403,294	$40,000	$5,443,294
					less escrow applied	(97,679)

						$5,345,615
(1)
The consideration paid for the Symond farm consisted of $166,155 in cash and $1,533,845 in seller financing.

        The Company has included the results of operations for the acquired real estate on the Combined Consolidated Statements of Operations from the date of acquisition. The real estate acquired during the year ended December 31, 2013 contributed $25,850 to total revenue and $5,712 to net income (including related real estate acquisition costs of $257) for the year ended December 31, 2013. The real estate acquired during the year ended December 31, 2012 contributed $44,800 to total revenue and ($2,940) to net income (including related real estate acquisition costs of $14,539) for the year ended December 31, 2012.

        The unaudited pro forma information presented below does not purport to represent what the actual results of operations of the Company would have been had all the acquisitions outlined above occurred as of the beginning of the periods presented, nor does it purport to predict the results of operations of future periods.

        The unaudited pro forma financial information is presented below as if the properties acquired during the year ended December 31, 2013 had been acquired on January 1, 2012 and the properties acquired during the years ended December 31, 2012 (including the Cottonwood Farms business combination) had been acquired on January 1, 2011.

	Year ended
Proforma (unaudited)	December 31, 2013	December 31, 2012
Total revenue	$2,364,175	$2,333,600
Net income	35,431	652,671